Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Self-insurance reserves	$ 4,631	$ 7,295
Loss exposed due to involvement with Variable Interest Entities	6,100
Operating leases maximum maturity date	2021
Rental expense	$ 70,933	$ 61,835	$ 55,502